UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Courtney R. Taylor

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-02444

Registrant Name:  The Bond Fund of America

Reporting Period:  07/01/2022 - 06/30/2023

The Bond Fund of America

TALEN ENERGY SUPPLY LLC Meeting Date: DEC 09, 2022 Record Date: OCT 26, 2022 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 87422VAF5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (Select For To Accept The Plan, Select Against To Reject The Plan; Abstain Is Not A Valid Voting Option And Will Not Count)	Management	For	For
2	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	For

TALEN ENERGY SUPPLY LLC Meeting Date: DEC 09, 2022 Record Date: OCT 26, 2022 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 87422VAG3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (Select For To Accept The Plan, Select Against To Reject The Plan; Abstain Is Not A Valid Voting Option And Will Not Count)	Management	For	For
2	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	For

TALEN ENERGY SUPPLY LLC Meeting Date: DEC 09, 2022 Record Date: OCT 26, 2022 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 87422VAJ7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (Select For To Accept The Plan, Select Against To Reject The Plan; Abstain Is Not A Valid Voting Option And Will Not Count)	Management	For	For
2	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	For

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Principal Executive Officer

Date: August 28, 2023